Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Disclosure of cash and short-term investments	Supporting information

	December 31,	December 31,
As at	2024	2023
Cash	$389	$513
Cash equivalents	252	387
	$641	$900